Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) segment shares	Dec. 31, 2022 USD ($) shares	Apr. 19, 2023 USD ($)	Dec. 31, 2020 USD ($)
Finite-Lived Intangible Assets [Line Items]
Allowance for doubtful accounts	$ 0
Number of operating segments | segment	2
Impairment of long-lived assets	$ 0	$ 0
Requisite period (in years)	3 years
Expiration period	10 years
Option vesting rights	25%
Dividend yield	0.00%	0.00%
Expected life	4 years
Volatility rate minimum	94.00%	84.00%
Volatility rate maximum	110.00%	87.00%
Risk free interest rate, minimum	3.48%	1.12%
Risk free interest rate, maximum	4.35%	4.51%
Foreign currency transaction gain (loss)	$ (1,483)	$ 30,549
Income tax benefit	(1,767,803)	(1,154,935)
Net Operating Loss Carryforwards Sold	606,606
Interest and penalties	0	0
Unrecognized Tax Benefits	$ 0	$ 0
Number of options issued | shares	731,544	55,730
Convertible debt fair value	$ 3,260,934
Convertible Debt
Finite-Lived Intangible Assets [Line Items]
Debt instrument, face amount	3,000,000			$ 20,000,000
Convertible debt fair value	$ 3,260,934		$ 3,304,000
Warrants
Finite-Lived Intangible Assets [Line Items]
DO NOT USE FOR WARRANTS Expired (in shares) | shares	(667)	(221,205)
Number of options issued | shares	10,775,073
Termination benefits
Finite-Lived Intangible Assets [Line Items]
Expiration period	3 months
Directors
Finite-Lived Intangible Assets [Line Items]
Requisite period (in years)	1 year